Intangible assets	12 Months Ended
Dec. 31, 2019
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Intangible assets
Note 5. Intangible assets
Accounting policy
Capitalization of development expenses
In accordance with IAS 38
Intangible Assets
, development expenses are recorded as intangible assets only if all the following criteria are met:

•	technical feasibility necessary for the completion of the development project;

•	intention on our part to complete the project and to utilize it;

•	capacity to utilize the intangible asset;

•	proof of the probability of future economic benefits associated with the asset;

•	availability of the technical, financial, and other resources for completing the project; and

•	reliable evaluation of the development expenses.
Other intangible assets
The other intangible assets we acquired with definite useful lives are recognized at cost less accumulated amortization and impairment. Amortization expense is recorded on a straight-line basis over the estimated useful lives of the intangible assets, in the line Research and Development expenses or Selling, general and administrative expenses of the Statement of Consolidated Operations, depending on the use of the related asset.
The estimated useful lives are as follows:

•	Software: from 1 year to 3 years;

•	Patents: amortized from acquisition until legal protection expires, maximum of 20 years.

Details of intangible assets

$ in thousands	Software and Patents	Assets under construction	Total
Net book value as of January 1, 2017	924	419	1,343

Change in scope	—	—	—
Additions to intangible assets	6	135	141
Depreciation expense	(231)	—	(231)
Translation adjustments	112	66	178

Net book value as of December 31, 2017	811	619	1,431

Gross value at end of period	2,571	517	3,190
Accumulated depreciation and impairment at end of period	(1,759)	—	(1,759)
Net book value as of January 1, 2018	811	619	1,431

Change in scope	—	—	—
Additions to intangible assets	14	103	117
Disposal of intangible assets	(7)	—	(7)
Reclassification	6	—	6
Depreciation expense	(217)	—	(217)
Translation adjustments	(30)	(31)	(61)

Net book value as of December 31, 2018	577	691	1,268

Gross value at end of period	2,454	691	3,146
Accumulated depreciation and impairment at end of period	(1,878)	—	(1,878)
Net book value as of January 1, 2019	577	691	1,268

Change in scope	—	—	—
Additions to intangible assets	84	(2)	82
Disposal of intangible assets	(50)	—	(50)
Reclassification	6	—	6
Depreciation expense	(174)	—	(174)
Translation adjustments	(12)	(12)	(24)

Net book value as of December 31, 2019	431	677	1,108

Gross value at end of period	2,448	677	3,125
Accumulated depreciation and impairment at end of period	(2,017)	—	(2,017)
Intangible assets mainly consist of electroporation technology patents acquired in 2011. The 2017, 2018 and 2019 additions in intangible assets under construction corresponds to the internal development of existing technology.